Finance cost and income (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Finance Cost and Income Included in Income Statement
The finance cost and income included in the income statement are as follows:

	2023			2022¹			2021¹

Million US dollar	Finance cost	Finance income	Net	Finance cost	Finance income	Net	Finance cost	Finance income	Net

Interest income/(expense)	(3 696)	565	(3 131)	(3 588)	294	(3 294)	(3 674)	113	(3 560)
Net interest on net defined benefit liabilities	(90)	-	(90)	(73)	-	(73)	(73)	-	(73)
Accretion expense	(808)	-	(808)	(782)	-	(782)	(593)	-	(593)
Net interest income on Brazilian tax credits	-	168	168	-	168	168	-	118	118
Other financial results	(1 214)	42	(1 172)	(1 349)	352	(997)	(871)	200	(671)
Finance income/(cost) excluding exceptional items	(5 808)	775	(5 033)	(5 792)	814	(4 978)	(5 211)	431	(4 780)
Exceptional finance income/(cost)	(325)	256	(69)	(22)	851	829	(829)	-	(829)
Finance income/(cost)	(6 133)	1 031	(5 102)	(5 814)	1 665	(4 148)	(6 040)	431	(5 609)

Summary of Other Financial
Other financial results include:

	2023			2022			2021

Million US dollar	Finance cost	Finance income	Net	Finance cost	Finance income	Net	Finance cost	Finance income	Net

Net foreign exchange gains/(losses)	(353)	-	(353)	(363)	-	(363)	(101)	-	(101)
Net gains/(losses) on hedging instruments	(613)	-	(613)	(747)	-	(747)	(562)	-	(562)
Hyperinflation monetary adjustments	-	17	17	-	286	286	-	152	152
Other financial income/(cost), including bank fees and taxes	(248)	25	(223)	(239)	66	(173)	(208)	48	(160)
Other financial results	(1 214)	42	(1 172)	(1 349)	352	(997)	(871)	200	(671)

Summary of Interest Income
The interest income stems from the following financial assets:

Million US dollar	2023	2022	2021

Cash and cash equivalents	537	235	85
Investments in debt securities held for trading	10	39	16
Other loans and receivables	19	21	12
Total	565	294	113